SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended							0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 02, 2012 Trans Tex Gas Services	Apr. 02, 2012 Trans Tex Gas Services Customer relationships	Feb. 17, 2012 Green Hunter Energy, Inc.	Feb. 17, 2012 Hunter Disposal LLC [Member]	Feb. 17, 2012 Hunter Disposal LLC [Member] Series C Preferred Stock	Dec. 31, 2012 Hunter Disposal LLC [Member] Green Hunter Energy, Inc.	Feb. 17, 2012 Hunter Disposal LLC [Member] Green Hunter Energy, Inc.	Feb. 17, 2012 Hunter Disposal LLC [Member] Green Hunter Energy, Inc. Series C Preferred Stock	Dec. 31, 2012 Hunter Disposal LLC [Member] Green Hunter Energy, Inc. Series C Preferred Stock	Apr. 24, 2013 Eagle Ford Hunter	Apr. 24, 2013 Eagle Ford Hunter Subsequent event
Investments [Abstract]
Consideration received, number of shares of common stock received										1,846,722	1,846,722						10,000,000	10,000,000
Consideration received, value of common stock received										$ 2,600,000	$ 2,600,000		$ 1,300,000				$ 42,300,000	$ 42,300,000
Consideration received, number of shares of preferred stock received										88,000		88,000		88,000
Consideration received, cumulative preferred dividend rate on preferred stock received (as a percent)										10.00%					10.00%
Consideration received, value of preferred stock received										1,900,000	2,200,000	1,900,000				1,700,000
Available for Sale Securities Activity [Roll Forward]
Available for Sale Securities, Beginning Fair Value			1,958,000	497,000	497,000	0
Acquisition of available for sale securities						483,000
Change in fair value recognized in other comprehensive income (loss)	4,466,000	(189,000)	4,449,000	(265,000)	(309,000)	14,000	0
Available for Sale Securities, Transfers to					1,770,000
Available for Sale Securities, Ending Fair Value					1,958,000	497,000	0
Equity Method Investments Activity [Roll Forward]
Equity Method Investments, Beginning Fair Value			2,072,000	0	0	0
Equity Method Investments, Additional cost basis from acquisition					3,943,000
Equity in net loss recognized in other income (expense)					(1,333,000)
Impairment in carrying value of equity method investment recognized in other income (expense)					(538,000)
Equity Method Investments, Ending Fair Value					2,072,000	0	0
Cost Method Investments Activity [Roll Forward]
Cost Method Investments, Beginning Fair Value			0	0	0	0
Cost Method Investments, Additional cost basis from acquisition					1,870,000
Cost Method Investments, Transfers from					(1,770,000)
Cost-method Investments, Decrease in carrying amount return of capital					(100,000)
Cost Method Investments, Ending Fair Value					0	0	0
Intangible Assets
Discount rate (as a percent)			13.00%		13.00%			13.00%
Weighted average amortization period								8 years 6 months 15 days	12 years 6 months
Assets Held For Sale
Trade in value of rig reclassified to Assets held for sale					500,000
Write off of remaining book value of rig					156,000
Asset Retirement Obligation
Liability for current asset retirement obligations	3,099,000		3,099,000		2,358,000	495,000
Asset retirement obligation at end of period (noncurrent)	30,258,000		30,258,000		28,322,000	20,089,000
Income Taxes
Uncertain tax positions					$ 0	$ 0